SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 97.2%	Value
	Australia: 10.0%
42,751	Corporate Travel Management Ltd.	$386,331
7,435	JB Hi-Fi Ltd.	570,560
216,623	Metcash Ltd.	544,566
27,911	Sonic Healthcare Ltd.	395,879
		1,897,336

	China: 32.9%
598,000	China Construction Bank Corp. - H Shares	574,801
342,000	China Medical System Holdings	614,835
79,500	China Merchants Bank Co., Ltd. - H Shares	477,701
258,500	China Overseas Land & Investment Ltd.	477,012
206,700	China Resources Gas Group Ltd.	526,983
764,000	Industrial and Commercial Bank of China Ltd. - H Shares	563,533
122,300	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	468,045
3,811	NetEase Inc. - ADR	579,234
86,500	Ping An Insurance Group Company of China Ltd. - H Shares	589,679
71,600	Shenzhou International	567,232
225,100	Suofeiya Home Collection - A Shares	400,416
59,694	Zhejiang Supor Cookware - A Shares	399,872
		6,239,343

	Hong Kong: 5.7%
129,500	BOC Hong Kong Holdings Ltd.	608,069
93,277	Link REIT/The	479,456
		1,087,525

	India: 2.1%
24,830	Tech Mahindra Ltd.	391,367

	Indonesia: 2.2%
1,807,000	Bank Rakyat Indonesia Persero	422,880

	Malaysia: 2.5%
452,200	Public Bank Bhd	465,255

	Singapore: 8.4%
246,454	Capland Ascendas - REIT	533,070
295,800	CapitaLand Integrated Commercial Trust - REIT	525,143
13,505	DBS Group Holdings Ltd.	535,530
		1,593,743
	South Korea: 2.8%
67,200	Korean Reinsurance Co	521,550

	Taiwan: 20.3%
70,800	Catcher Technology Co., Ltd.	424,272
13,200	Elite Material Co., Ltd.	530,956
96,517	Hon Hai Precision Industry Co., Ltd.	684,551
6,365	Largan Precision Co., Ltd.	491,151
40,000	Nien Made Enterprise Co., Ltd.	557,553
29,600	Novatek Microelectronics Corp.	414,533
2,667	Taiwan Semiconductor Manufacturing Co., Ltd.	744,867
		3,847,883

SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 97.2%	Value
	Thailand: 2.5%
148,000	Tisco Financial Group PCL/Foreign	465,280

	United States: 7.8%
4,317	Aflac Inc.	482,209
1,440	Broadcom Inc.	475,071
3,180	QUALCOMM Inc.	529,025
		1,486,305

	Total Common Stocks (Cost $16,239,565)	18,418,467

	Total Investments (Cost $16,239,565): 97.2%	18,418,467
	Other Assets in Excess of Liabilities: 2.8%	540,581
	Total Net Assets - 100.0%	$18,959,048

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company